Leases (Details) - Jun. 30, 2026	USD ($)	CNY (¥)
Leases
2026 (remaining six months)	$ 40,572	¥ 276,331
Total lease payments	40,572	276,331
Less: Interest	(680)	(4,631)
Present value of lease liabilities	$ 39,892	¥ 271,700